Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Labor
Changes in other provision
Balance on		R$ 5,983,603	R$ 5,554,796	R$ 5,101,732
Adjustment for inflation		677,970	637,263
Provisions, net of reversals and write-offs		1,289,664	1,002,559
Payments		(1,538,827)	(1,186,758)
Civil
Changes in other provision
Balance on		5,614,362	5,346,563	5,003,440
Adjustment for inflation		508,399	484,447
Provisions, net of reversals and write-offs		912,287	830,642
Payments		(1,152,887)	(971,966)
Tax
Changes in other provision
Balance on	[1]	8,204,206	7,589,368	R$ 8,187,237
Adjustment for inflation	[1]	386,671	500,719
Provisions, net of reversals and write-offs	[1]	531,052	(984,342)
Payments	[1]	R$ (302,885)	R$ (114,246)

[1]	In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$268,729 thousand; (ii) IRPJ/CSLL on credit losses, in the amount of R$408,730 thousand; and (iii) favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Autonomous), in the amount of R$348,820 thousand.